Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
19.
NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follow:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to the Yatsen Holding Limited’s shareholders	(1,540,734)	(815,371)	(747,763)

Denominator:
Denominator for basic and diluted calculation—weighted average number of ordinary shares outstanding	2,526,833,201	2,372,728,777	2,195,818,231
Net loss per ordinary share
—Basic	(0.61)	(0.34)	(0.34)
—Diluted	(0.61)	(0.34)	(0.34)

For the years ended December 31, 2021, 2022 and 2023, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the years prescribed.

	Year ended December 31,
	2021	2022	2023
Shares issuable upon exercise of share options	209,409,699	280,482,617	335,091,531